                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northaven Management Co.
Address:   375 Park Avenue
           New York, NY 10152

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Morley
Title:   Client Service Representative
Phone:   212-713-9117

Signature, Place, and Date of Signing:


/s/ James Morley                    New York, NY    2/8/07
---------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

     28-
        -----------------------------   ----------------------------------------
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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            48

Form 13F Information Table Value Total:      $234,132
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

-----     --------------------     -------------------------------------------
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                                   12/31/2006
UBS SECURITIES LLC

REPORTING MANAGER: UBS Securities LLC
CIK 0001078975
CCC 8pbczyu$
VALUATION CURRENCY: USD

                           FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2   COLUMN 3      COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
          NAME OF           TITLE OF                   VALUE      SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
          ISSUER              CLASS     CUSIP        [x$1000]     PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ACNB CORP                   OTC EQ    000868109  $  1,121,469.00    56214   N          X           NORT       56214  0       0
AMVESCAP PLC-ORD 25P        BSTK      G4917N106  $  4,663,912.00   400000   N          X           NORT      400000  0       0
ANNALY MORTGAGE MANAGEMENT  COMMON    035710409  $  8,109,530.00   583000   N          X           NORT      583000  0       0
ARES CAPITAL CORP           OTC EQ    04010L103  $  6,564,285.00   343500   N          X           NORT      343500  0       0
ASTORIA FINANCIAL CORP      COMMON    046265104  $  3,212,040.00   106500   N          X           NORT      106500  0       0
BANK OF AMERICA CORP        COMMON    060505104  $  5,339,000.00   100000   N          X           NORT      100000  0       0
BEVERLY NATIONAL CORP       COMMON    088115100  $  1,404,000.00    60000   N          X           NORT       60000  0       0
CALL BERKLEY WR JAN 35      CALL O    0844237AG  $     32,500.00    50000   C          X           NORT       50000  0       0
CALL JPMORGAN FEB 40        CALL O    61688K5AD  $     62,500.00   100000   C          X           NORT      100000  0       0
CALL SOVEREIGN B JAN 21.37  CALL X    8459058AW  $    983,063.00     1750   N          X           NORT        1750  0       0
CALL SUNTRUST BK SEP 50     CALL O    8679157AQ  $    115,000.00   100000   C          X           NORT      100000  0       0
CALL US BANCORP OCT 25      CALL O    9029737HR  $    142,500.00   100000   C          X           NORT      100000  0       0
CHARLES SCHWAB CORP NEW     OTC EQ    808513105  $  7,349,200.00   380000   N          X           NORT      380000  0       0
CHUBB CORP                  COMMON    171232101  $  2,645,500.00    50000   N          X           NORT       50000  0       0
CONNECTICUT BANK & TRUST C  OTC EQ    207546102  $  2,257,200.00   285000   N          X           NORT      285000  0       0
DIME COMMUNITY BANCSHARES   OTC EQ    253922108  $  2,018,211.00   144055   N          X           NORT      144055  0       0
E TRADE FINANCIAL CORP      OTC EQ    269246104  $  3,363,000.00   150000   N          X           NORT      150000  0       0
EASTERN INSURANCE HOLDINGS  OTC EQ    276534104  $ 12,622,282.00   866915   N          X           NORT      866915  0       0
EASTERN VIRGINIA BANKSHARE  OTC EQ    277196101  $  3,402,048.00   150800   N          X           NORT      150800  0       0
ECB BANCORP INC             OTC EQ    268253101  $  3,395,290.00   104150   N          X           NORT      104150  0       0
FLUSHING FINANCIAL CORP     OTC EQ    343873105  $  4,831,237.00   283025   N          X           NORT      283025  0       0
GENWORTH FINANCIAL INC      COMMON    37247D106  $  6,842,000.00   200000   N          X           NORT      200000  0       0
GREATER BAY BANCORP         OTC EQ    391648102  $  8,301,849.00   315300   N          X           NORT      315300  0       0
HAMPSHIRE FIRST BANK (NH)   OTC EQ    408853109  $  2,693,250.00   270000   N          X           NORT      270000  0       0
HARRINTON WEST FINANCIAL    OTC EQ    41383L104  $  5,068,171.00   293807   N          X           NORT      293807  0       0
INDEPENDENT BANK CORP-MASS  OTC EQ    453836108  $  3,678,663.00   102100   N          X           NORT      102100  0       0
IRWIN FINANCIAL CORP        COMMON    464119106  $  6,298,495.00   278325   N          X           NORT      278325  0       0
JAMES RIVER GROUP INC       OTC EQ    470359100  $  3,716,800.00   115000   N          X           NORT      115000  0       0
JANUS CAPITAL GROUP INC     COMMON    47102X105  $  7,122,541.00   329900   N          X           NORT      329900  0       0
KMG AMERICA CORP            COMMON    482563103  $  9,488,346.00   989400   N          X           NORT      989400  0       0
MAX RE CAPITAL LTD          OTC EQ    G6052F103  $ 15,501,331.00   624550   N          X           NORT      624550  0       0
MELLON FINL CORP            COMMON    58551A108  $  6,659,700.00   158000   N          X           NORT      158000  0       0
MERRILL LYNCH & CO INC      COMMON    590188108  $  7,864,623.00    84475   N          X           NORT       84475  0       0
NEW ENGLAND BANCSHARES INC  OTC EQ    643863202  $  3,310,000.00   250000   N          X           NORT      250000  0       0
NEWALLIANCE BANCSHARES INC  COMMON    650203102  $  1,640,000.00   100000   N          X           NORT      100000  0       0
PMI GROUP INC               COMMON    69344M101  $  9,198,150.00   195000   N          X           NORT      195000  0       0
PROCENTURY CORPOATION       OTC EQ    74268T108  $  5,806,595.00   313870   N          X           NORT      313870  0       0
SECURITY CAPITAL ASSURANCE  COMMON    G8018D107  $  6,320,193.00   227100   N          X           NORT      227100  0       0

SOVEREIGN BANCORP INC       COMMON    845905108  $  8,288,337.00   326441   N          X           NORT      326441  0       0
STERLING BANCORP-N.Y.       COMMON    859158107  $  6,910,760.00   350800   N          X           NORT      350800  0       0
STIFEL FINANCIAL CORP       COMMON    860630102  $  3,848,463.00    98100   N          X           NORT       98100  0       0
TRANSCOMMUNITY FINANCIAL C  OTC EQ    893548107  $  4,032,000.00   448000   N          X           NORT      448000  0       0
UNITED AMERICA INDEMNITY    OTC EQ    90933T109  $  9,701,973.00   383023   N          X           NORT      383023  0       0
USB HOLDING CO INC          COMMON    902910108  $  1,802,680.00    74800   N          X           NORT       74800  0       0
WACHOVIA CORP               COMMON    929903102  $  8,384,065.00   147218   N          X           NORT      147218  0       0
WADDELL & REED FINANCIAL I  COMMON    930059100  $  4,500,720.00   164500   N          X           NORT      164500  0       0
WESTFIELD FINANCIAL INC     COMMON    96008P104  $  3,460,000.00   100000   N          X           NORT      100000  0       0
WTS DIME BANCORP INC NEW    OTC EQ    25429Q110  $     59,170.00   413775   N          X           NORT      413775  0       0
                                                 $234,132,642.00